STATEMENT OF COMPLIANCE	12 Months Ended
Dec. 31, 2018
Statement Of Compliance
STATEMENT OF COMPLIANCE

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These financial statements were approved by the board of directors for issue on March 7, 2019.